Sun Life Assurance and Annuity Company of Canada (U.S.)
One Sun Life Executive Park
112 Worcester Street
Wellesley Hills, Massachusetts  02481

April 14, 2009

VIA ELECTRONIC “EDGAR” TRANSMISSION

Securities and Exchange Commission
100 F Street, N.W.
Washington, D.C. 20549

Re:   Sun Life Assurance Company of Canada (U.S.) ("Sun Life" or “Registrant”)
              Registration Statement on Form S-3
              File No. 333-155716

In December, 2008, Sun Life filed the above-captioned S-3 registration statement (“New S-3”) pursuant to Rule 415(a)(5) and (6) under the Securities Act of 1933.  As required by Rule 415(a)(5) and (6), the New S-3 is intended to replace an existing Form S-3 registration statement (File No. 333-77041) (“Old S-3”).  There have been no material changes to the market value adjusted (“MVA”) interests registered pursuant to the New S-3 since the last filing of the Old S-3.  Indeed, the New S-3 would not have been filed but for the requirements of Rule 415(a)(5) and (6).

The New S-3 serves as a companion filing to a Form N-4 registration statement File No. (File No. 033-41638) (“Form N-4”). Whereas the New S-3 registers MVA interests offered by the annuity product being issued, the Form N-4 registers variable interests offered by that annuity product.  The prospectuses included in the New S-3 are identical to those included in the companion Form N-4.

Before the New S-3 can become effective, the current financial statements of the insurance company must be incorporated by reference into the registration statement.  This pre-effective amendment for the New S-3 will:

•	Incorporate by reference the Financial Statements from Sun Life’s Form 10-K,
•	Update the “Experts” section of each prospectus to refer to Deloitte & Touche, and
•	Add the consent of Deloitte & Touche as an exhibit.

In addition to these three financial items, other specific disclosure will be required in the pre-effective amendments to include current accumulation unit values (“AUVs”) and current fund expenses (information which is typically updated in an annual May 1st post-effective amendment to the Form N-4).

An oral request to accelerate the effective date of the New S-3 to May 1, 2009, is expected to be made. This date would coincide with the effective date of the companion Form N-4. The Registrant and its general depositor, Clarendon Insurance Agency, Inc., are aware of their obligations under the Securities Act of 1933.

Should you have any questions regarding this correspondence or any of the New S-3s, please contact the undersigned at (781) 263-6402 or Elizabeth B. Love, Esquire, at 781-263-6302.

Respectfully yours,

/Sandra M. DaDalt/

Sandra M. DaDalt
AVP &Senior Counsel

cc:       Elizabeth B. Love, Esquire
Rebecca M. Marquigny, Esquire